NORTHERN LIGHTS FUND TRUST

October 18, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Altegris Futures Evolution Strategy Fund
Altegris Managed Futures Strategy Fund
Altegris GSA Trend Strategy Fund

Post-Effective Amendment No. 1,015 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris Futures Evolution Strategy Fund, Altegris Managed Futures Strategy Fund, Altegris GSA Trend Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Altegris Futures Evolution Strategy Fund	1,015	0001580642-17-005539	October 13, 2017
Altegris Managed Futures Strategy Fund	1,015	0001580642-17-005539	October 13, 2017
Altegris GSA Trend Strategy Fund	1,015	0001580642-17-005539	October 13, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary